Reportable Segments	3 Months Ended
Mar. 31, 2020
Segment Reporting [Abstract]
Reportable Segments

18. REPORTABLE SEGMENTS

Operating segments are components of an enterprise where separate financial information is available and that are evaluated regularly by the Company’s CODM in deciding how to allocate resources and in assessing performance. The Company reports segment information based on the “management” approach and its CODM is its Chief Executive Officer.

The Company’s services are similar to one another in that they consist of oilfield services and related offerings, whose customers are oil and gas companies. The results of operations of the service offerings are regularly reviewed by the CODM for the Company for the purposes of determining resource and asset allocation and assessing performance. The Company has determined that it has two reportable segments, Production Services and Drilling and Evaluation Services. The CODM evaluates the operating results of its reportable segments primarily based on revenue and segment operating income. During the quarter ended March 31, 2020, the Company modified its segment reporting disclosure to present segment operating income. The change better aligns the Company’s disclosure with the U.S. GAAP measure of profit used by the CODM in making decisions about allocating resources and assessing performance. Segment operating income does not include general corporate expenses as these expenses are not allocated to the Company’s reportable segments and not reported to the Company’s CODM.

Production Services that are offered depend on the well life cycle in which the services may fall. They include, but are not limited to, the following types of service offerings: coil tubing, stimulation and pumping, nitrogen services, completions, pipelines, cementing, laboratory services and filtration services.

Drilling and Evaluation Services generates its revenue from the following service offerings: drilling and workover rigs, rig services, drilling services and rentals, fishing and remedials, directional drilling, turbines drilling, drilling fluids, wireline logging services, slickline services and well testing services.

The Company’s operations and activities are located within certain geographies, primarily the MENA region and the Asia Pacific region, which includes Malaysia, Indonesia and India.

Revenue from operations

	Quarter ended March 31, 2020	Quarter ended March 31, 2019
Reportable Segment:
Production Services	$133,190	$92,113
Drilling and Evaluation Services	66,109	59,591
Total revenue	$199,299	$151,704

Long-lived assets

	March 31, 2020	December 31, 2019
Reportable Segment:
Production Services	$297,283	$290,765
Drilling and Evaluation Services	117,758	115,241
Total Reportable Segments	415,041	406,006
Unallocated assets	11,023	13,301
Total long-lived assets	$426,064	$419,307

Operating income

	Quarter ended March 31, 2020	Quarter ended March 31, 2019
Reportable Segment:
Production Services	$21,328	$21,322
Drilling and Evaluation Services	7,868	5,479
Total Reportable Segments	29,196	26,801
Unallocated expenses	(10,681)	(6,693)
Total operating income	$18,515	$20,108

Revenue by geographic area

	Quarter ended March 31, 2020	Quarter ended March 31, 2019
Geographic Area:
MENA	$196,061	$149,546
Other	3,238	2,158
Total revenue	$199,299	$151,704

Long-lived assets by geographic area

	March 31, 2020	December 31, 2019
Geographic area:
MENA	$416,571	$409,139
Rest of World	9,493	10,168
Total long-lived assets	$426,064	$419,307